Document and Entity Information	Jan. 22, 2026
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	Spring Valley Acquisition Corp. IV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002098242
Amendment Flag	false